ENDORSEMENT OF NOTE RECEIVABLES (Details Texual) (USD $)	Jun. 30, 2014	Jun. 30, 2013
ENDORSEMENT OF NOTE RECEIVABLES [Line Items]
Endorsed Bank Acceptance Bill	$ 43,420,641	$ 19,818,431